Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales	¥ 111,878	¥ 132,903	¥ 141,048
Cost of sales	62,545	63,983	72,300
Gross profit	49,333	68,920	68,748
Research and development expenses	32,670	33,062	30,303
Selling, general and administrative expenses	39,964	35,778	37,608
Impairment charge	13,068
Operating income (loss)	(36,369)	80	837
Other income (expense):
Interest and dividend income	199	213	323
Interest expense	(140)	(132)	(153)
Gain on sale of investment securities	1,396	388
Impairment losses on investment securities		(400)	(2,254)
Other, net	(587)	(1,442)	(2,195)
Total other income (expense)	868	(1,373)	(4,279)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	(35,501)	(1,293)	(3,442)
Income taxes (benefit)	61	2,493	(1,240)
Equity in earnings (loss) of affiliated company	22	(35)	7
Net income (loss)	¥ (35,540)	¥ (3,821)	¥ (2,195)
Net income (loss) per share:
Basic	¥ (204.10)	¥ (22.03)	¥ (12.67)
Diluted	¥ (204.10)	¥ (22.03)	¥ (12.67)